Loans Due From Third Parties, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Due From Third Parties, Net [Abstract]
Loans due from third parties description	the balance of loans due from third parties was comprised of loans of $9,273,314, $6,118,425, $5,531,230, $4,948,207 and $144,986 due from five parties. These five interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 4.35% to 14%. The loans of $4,948,207 and $6,118,425 are pledged with customer’s trade receivables.	the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest-bearing loan of $0.05 million due from a third party. These three interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged with customer’s trade receivables.
Net provision	$ 440,494	$ 12,014
Description of loan balance	loan balance of $10,810,184 aged between 180 ~ 365 days, and balance of $8,551,104 aged over one year.